Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sale of Units, net of underwriting discounts		20,000,000
Sale of Private Placement Units		250,000
Sale of Private Placement Warrants		3,500,000
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares forfeited	750,000